CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Profit for the year		¥ 230,902	¥ 167,743	¥ 99,432
Adjustments for:
Depreciation		113,128	110,485	65,038
Disposal loss of leasehold improvement		0	0	10,286
Gain on disposal of affiliated entities		(5,349)	0	0
(Gain)/loss on sale of other property and equipment		371	(41)	(157)
Amortization of intangible assets		446	662	948
Share based payment		0	0	1,459
Net foreign exchange (gain)/loss		324	(282)	(1,049)
Interest income		(11,715)	(6,709)	(4,906)
Income tax expenses		66,288	0	0
Cash flows from (used in) operations		394,395	271,858	171,051
Change in other current assets		(13,681)	(530)	2,126
Change in prepayment to third party suppliers		2,157	2,235	(4,424)
Change in trade and other payables due to third parties		30,416	23,313	21,789
Change in amount due to related parties		18,000	(27,636)	26,136
Change in deferred revenue		165,583	17,713	(489)
Cash generated from operating activities		596,870	286,953	216,189
Income tax paid		(8,939)	0	0
Net cash from operating activities		587,931	286,953	216,189
Cash flows from investing activities
Interest received		10,677	5,873	3,265
Proceeds from sale of property and equipment		1,015	64	762
Purchase of property and equipment		(89,369)	(108,959)	(346,595)
Term deposits placed with a related party finance entity		(204,000)	(1,953,600)	(1,212,430)
Maturity of term deposits placed with a related party finance entity		401,000	1,552,600	1,272,430
Loans made to a related party	[1]	0	(98,229)	0
Acquisition of subsidiaries	[2]	(6,160)	0	0
Net proceeds from disposal of affiliated entities		17,982	0	0
Net cash (used in)/from investing activities		131,145	(602,251)	(282,568)
Cash flows from financing activities
Proceeds from issue of ordinary shares		0	0	122,369
Payment of new shares issuance cost		0	0	(7,844)
Loan made from related parties	[1]	7,609	99,603	0
Capital contribution from former shareholder		11,000	0	0
Net cash from financing activities		18,609	99,603	114,525
Net increase/(decrease) in cash and cash equivalents		737,685	(215,695)	48,146
Cash and cash equivalents at beginning of the year		77,801	291,011	233,379
Effect of movements in exchange rates on cash held		(2,866)	2,485	9,486
Cash and cash equivalents at the end of the year		812,620	77,801	291,011
Non cash transaction:
Share based payment		0	0	3,166
Capital transaction		¥ 0	¥ 10,000	¥ 0

[1]	On October 31, 2016, the Company provided a one-year-period loan to Hong Kong Leonit Limited (“Leonit”) amounting to USD14,500, approximately RMB98,229 (“USD Loan”). On the same date, Hailiang Consulting made a one-year-period loan from Hailiang Group Co., Ltd amounting to RMB99,603 with interest free (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due October 30, 2018. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018. Through an understanding among the aforementioned parties, the USD Loans are “secured” by the RMB Loan. It is the understanding among the parties that when the USD Loan is repaid, the RMB Loan will similarly be repaid. On December 5, 2017, the Company made a one-year-period loan from Leonit amounting to USD1,150, approximately RMB7,609, for the need of US Dollars. The loan of RMB98,229 made to Leonit and loan of RMB7,609 made from Leonit were recognized in “Amount due from related parties”, and the loan of RMB99,603 made from Hailiang Group was recognized in “Amount due to related parties” as of June 30, 2018.
[2]	In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capital from Xinyu Baishu was RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital since Haibo Education and Haibo Logistics had no substantive operation as of the acquisition date. Haibo Education and Haibo Logistics were under common control with the Company both immediately before and after the acquisition, and the Company recognized the assets and liabilities of Haibo Education and Haibo Logistics at historical cost. In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were reocorded as non-controlling interests (see note 16).